Parent Company Only Condensed Financial Information (Tables)	12 Months Ended
Oct. 31, 2023
Parent Company Only Condensed Financial Information [Abstract]
Schedule of Condensed Balance Sheets	Condensed Balance Sheets
	As of October 31,
	2023	2022
ASSETS
Cash and cash equivalents	$76,524	$2,000,446
Other receivables and other current assets	1,275,000	-
Due from related parties	12,782,339	10,878,595
TOTAL CURRENT ASSETS	14,133,863	12,879,041
TOTAL ASSETS	14,133,863	12,879,041

LIABILITIES AND SHAREHOLDERS’ EQUITY
Convertible debenture	$-	$2,835,400
Due to a related party	4,232	4,232
Loss in excess of investments in subsidiaries, VIEs and VIEs’ subsidiaries	9,830,315	3,958,189
TOTAL CURRENT LIABILITIES	$9,834,547	$6,797,821
TOTAL LIABILITIES	9,834,547	6,797,821

SHAREHOLDERS’ EQUITY
Ordinary shares, $0.00195 par value; (150,000,000 shares authorized, 4,065,609 and 1,363,640 shares issued and outstanding as of October 31, 2023 and 2022, respectively)	73,181	24,545
Additional paid-in capital	23,402,322	15,444,233
Statutory reserve	891,439	891,439
Accumulated deficit	(18,613,357)	(9,224,810)
Accumulated other comprehensive loss	(1,454,269)	(1,054,187)
TOTAL SHAREHOLDERS’ EQUITY	4,299,316	6,081,220
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$14,133,863	$12,879,041

Schedule of Condensed Statements of Income	Condensed Statements of Income
	For the years ended October 31,
	2023	2022	2021

Selling and marketing expense	$1,673,100	$-	$-
General and administrative expenses	1,984,035	3,201,282	529,970
Interest income	(3,407)	(1,886)	(9)
Interest expense	262,774	1,337,159	-
Loss from operation	3,916,502	4,536,555	529,961
Other income:
Share of (loss) gain of subsidiaries, consolidated VIE and VIE’s subsidiaries	(5,472,046)	(12,295,546)	1,307,998

(Loss) gain before income tax expense	(9,388,548)	(16,832,101)	778,037
Income tax expense	-	-	-
Net (loss) income	$(9,388,548)	$(16,832,101)	$778,037
Other Comprehensive loss
Foreign currency translation (loss) income	(405,772)	(1,596,992)	475,715
Total comprehensive income	$(9,794,320)	$(18,429,093)	$1,253,752

Schedule of Condensed Statements of Cash Flows	Condensed Statements of Cash Flows
	For the years ended October 31,
	2023	2022	2021

Net cash used in operating activities	$(2,288,775)	$(3,190,669)	$(529,961)
Net cash (used in) provided by investing activities	(1,903,746)	(2,525,388)	(8,353,208)
Net cash (used in) provided by financing activities	2,268,599	3,786,200	12,813,472
Effect of exchange rate changes
Net decrease in cash and cash equivalents and restricted cash	(1,923,922)	(1,929,857)	3,930,303
Cash and cash equivalents and restricted cash, at beginning of year	2,000,446	3,930,303	-
Cash and cash equivalents and restricted cash, at end of year	76,524	2,000,446	3,930,303